Summary of Significant Accounting Policies (Details) - Schedule of Recurring Basis using Significant Unobservable Inputs - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance
Issuance of put option liability from Smartconn acquisition	10,969,850
Issuance of put option liability from Boxinrui acquisition	17,171,609
Loss on change in fair value of put options	16,921,945
Ending balance	45,063,404
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	9,079,966	2,251,832
Issuance of convertible note		7,979,983
Loss on change in fair value of convertible notes	530,501	2,448,936
Accrued interest	157,607	195,139
Conversion of convertible notes	(3,128,452)	(3,795,924)
Ending balance	$ 6,639,622	$ 9,079,966